Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Warrants
Warrants

12. Warrants

        Below is a summary of the number of shares issuable upon exercise of outstanding warrants and the terms and accounting treatment for the outstanding warrants (in thousands, except per share data):

					Balance Sheet Classification
	Warrants as of		Weighted- Average Exercise Price Per Share
	September 30, 2013	December 31, 2012		Expiration	September 30, 2013	December 31, 2012
Warrant to purchase Series A Preferred Stock	—	107	$4.00	February 28, 2013	N/A(1)	Liability
Warrants to purchase Series B Preferred Stock	—	32	7.40	December 21, 2013	N/A(2)	Liability
Warrants to purchase Series C-1 Preferred Stock	—	46	10.92	June 25, 2019	N/A(2)	Liability
Warrants to purchase Series D-1 Preferred Stock	—	64	12.56	March 18, 2020	N/A(2)	Liability
Warrants to purchase Common Stock	32	—	7.40	December 21, 2013	Equity(2)	N/A
Warrants to purchase Common Stock	46	—	10.92	June 25, 2019	Equity(2)	N/A
Warrants to purchase Common Stock	64	—	12.56	March 18, 2020	Equity(2)	N/A
Warrants to purchase Common stock	858	872	5.88	June 10, 2020 - July 9, 2020	Liability	Liability
Warrants to purchase Common stock	13	13	4.00 - 7.40	March 31, 2015 - December 31, 2017	Equity(3)	Equity

All warrants	1,013	1,134	$6.56

(1)
On February 6, 2013, the warrant holder exercised a warrant to purchase 107 shares of Series A Preferred Stock on a net basis, resulting in the issuance of 47 shares of Series A Preferred Stock.

(2)
Warrants to purchase Series B Preferred Stock, Series C-1 Preferred Stock, and Series D-1 Preferred Stock were converted to warrants to purchase common stock at the closing of the IPO on September 24, 2013.

(3)
Warrants to purchase common stock were issued in connection with various debt financing transactions that were consummated in periods prior to December 31, 2012. See discussion below for further details.

        In connection with various financing transactions that were consummated in periods prior to December 31, 2012, the Company issued warrants for the purchase of up to 106,500 shares of the Company's Series A redeemable convertible preferred stock (Series A Preferred Stock), 31,891 shares of the Company's Series B redeemable convertible preferred stock (Series B Preferred Stock), 45,786 shares of the Company's Series C-1 redeemable convertible preferred stock (Series C-1 Preferred Stock), and 63,693 shares of the Company's Series D-1 redeemable convertible preferred stock (Series D-1 Preferred Stock). Each warrant was immediately exercisable. The warrants to purchase Series A and Series B Preferred Stock expire seven years from the original date of issuance, while the warrants to purchase Series C-1 and Series D-1 Preferred Stock expire ten years from the original date of issuance. The warrants to purchase shares of the Company's preferred stock have an exercise price equal to the original issuance price of the underlying instrument. Each warrant is exercisable on either a physical settlement or net share settlement basis and the redemption provisions are outside the control of the Company. In connection with the closing of the Company's IPO on September 24, 2013, the outstanding warrants to purchase Series B Preferred Stock, Series C-1 Preferred Stock, and Series D-1 Preferred Stock were converted into warrants to purchase common stock The exercise prices for each of these warrants remained unchanged.

        The Company follows the provisions of ASC Topic 480, Issuer's Accounting for Freestanding Warrants and Other Similar Instruments on Shares that Are Redeemable, which requires that warrants to purchase redeemable preferred stock be classified as liabilities. In addition, the value of the warrants is remeasured to the then-current fair value at each reporting date. Changes in fair value are recorded to other income (expense), net. For the three months ended September 30, 2013 and 2012 and the nine months ended September 30, 2013 and 2012, the Company remeasured the fair value of all of its outstanding warrants to purchase shares of the Company's preferred stock up until the conversion of such warrants on September 24, 2013, using current assumptions, resulting in an increase in fair value of $1.0 million, $0.0 million, $1.3 million and $0.0 million, respectively, which was recorded in other expense, net in the accompanying statements of operations and comprehensive loss. As a result of the closing of the IPO and the resulting conversion of the warrants to purchase preferred shares into warrants to purchase common stock, the fair value of the warrant liability at September 24, 2013 was reclassified to permanent equity and therefore, is no longer subject to remeasurement.

        In December 2012, the Company modified the warrant to purchase 106,500 shares of Series A Preferred Stock and extended the expiration date from December 21, 2012 to February 28, 2013. During the nine months ended September 30, 2013, the holder of the warrant exercised the warrant on a net basis, resulting in the issuance of 46,668 shares of Series A Preferred Stock. Upon exercise, the Company re-measured the fair value of the warrant and recorded the resulting increase in fair value of $0.1 million as other expense in the accompanying statement of operations and comprehensive loss for the nine months ended September 30, 2013.

        In connection with the Series E redeemable convertible preferred stock (Series E Preferred Stock) financing transactions that took place in June 2010 and July 2010, the Company issued warrants to purchase up to 871,580 shares of common stock. Each warrant was immediately exercisable and expires ten years from the original date of issuance. The warrants to purchase shares of the Company's common stock have an exercise price equal to the estimated fair value of the underlying instrument as of the initial date such warrants were issued. Each warrant is exercisable on either a physical settlement or net share settlement basis from the date of issuance. The warrant agreement contains a provision requiring an adjustment to the number of shares in the event the Company issues common stock, or securities convertible into or exercisable for common stock, at a price per share lower than the warrant exercise price. The Company concluded the anti-dilution feature required the warrants to be classified as liabilities under ASC Topic 815, Derivatives and Hedging—Contracts in Entity's Own Equity (ASC 815). The warrants are measured at fair value, with changes in fair value recognized as a gain or loss to other income (expense) in the statements of operations and comprehensive income (loss) for each reporting period thereafter. The fair value of the common stock warrants were recorded as a discount to the preferred stock issued of $3.0 million, and the preferred stock was being accreted to the redemption value. At the end of each reporting period, the Company remeasured the fair value of the outstanding warrants, using current assumptions, resulting in an increase (decrease) in fair value of $10.1 million, ($0.1 million), $11.3 million, and $0.5 million, respectively, which was recorded in other expense in the accompanying statements of operations and comprehensive loss for the three months ended September 30, 2013 and 2012 and the nine months ended September 30, 2013 and 2012. The Company will continue to re-measure the fair value of the liability associated with the warrants to purchase common stock at the end of each reporting period until the earlier of the exercise or the expiration of the applicable warrants. On March 31, 2013, the Company retired 13,994 warrants to purchase common stock as a consequence of a repurchase of shares from an investor. All remaining outstanding warrants were fully vested and exercisable as of September 30, 2013 and December 31, 2012.

        In connection with various financing transactions that were consummated in periods prior to December 31, 2012, the Company issued warrants to purchase up to 12,634 shares of common stock. The awards of warrants to purchase shares of common stock are accounted for as equity instruments. The warrants are exercisable at any time through their respective expiration dates. The fair value at issuance was calculated using the Black-Scholes option-pricing model, and was charged to interest expense during the periods the related debt was outstanding.

        The Company issued warrants to purchase up to 41,388 shares of common stock in periods prior to December 31, 2012 in exchange for consulting services provided by a third party pursuant to stand-alone award agreements that are independent of an equity incentive plan. The warrants vested upon achievement of four milestones and were outstanding for approximately seven years from the date of issuance. There were no exercises, cancellations, or expirations of warrants during the year ended December 31, 2012.

  Fair Value

        The fair value of the warrants to purchase preferred stock on the date of issuance and on each re-measurement date for those warrants to purchase preferred stock classified as liabilities, was estimated using the Black-Scholes option pricing model. This method of valuation involves using inputs such as the fair value of the Company's various classes of preferred stock and common stock, stock price volatility, contractual term of the warrants, risk free interest rates, and dividend yields. The fair value of the warrants to purchase common stock on the date of issuance and on each re-measurement date for those warrants to purchase common stock are classified as liabilities and are estimated using the Monte Carlo simulation framework, which incorporated three future financing events over the remaining life of the warrants to purchase common stock. Due to the nature of these inputs and the valuation techniques utilized, the valuation of the warrants to purchase preferred stock and common stock are considered a Level 3 measurement (Note 7).

6. Warrants

        Below is a summary of the number of shares issuable upon exercise of outstanding warrants and the terms and accounting treatment for the outstanding warrants (in thousands, except per share data):

					Balance Sheet Classification
	Warrants as of		Weighted- Average Exercise Price Per Share
					December 31,
	December 31, 2011	December 31, 2012
				Expiration	2011	2012
Warrant to purchase Series A Preferred Stock	107	107	$4.00	February 28, 2013	Liability	Liability(1)
Warrants to purchase Series B Preferred Stock	32	32	7.40	December 21, 2013	Liability	Liability
Warrants to purchase Series C-1 Preferred Stock	46	46	10.92	June 25, 2019	Liability	Liability
Warrants to purchase Series D-1 Preferred Stock	64	64	12.56	March 18, 2020	Liability	Liability
Warrants to purchase common stock	872	872	5.88	June 10, 2020 - July 9, 2020	Liability	Liability
Warrants to purchase common stock	13	13	4.00 - 7.40	March 31, 2015 - December 31, 2017	Equity	Equity(2)

All warrants	1,134	1,134	$6.56

(1)
On February 6, 2013, the warrant holder exercised a warrant to purchase 107 shares of Series A Preferred Stock on a net basis, resulting in the issuance of 47 shares of Series A Preferred Stock.

(2)
Warrants to purchase common stock were issued in connection with various debt financing transactions that were consummated in periods prior to December 31, 2011. See discussion below for further details.

        In connection with various financing transactions that were consummated in periods prior to December 31, 2011, the Company issued warrants for the purchase of up to 106,500 shares of the Company's Series A redeemable convertible preferred stock (Series A Preferred Stock), 31,891 shares of the Company's Series B redeemable convertible preferred stock (Series B Preferred Stock), 45,786 shares of the Company's Series C-1 redeemable convertible preferred stock (Series C-1 Preferred Stock), and 63,693 shares of the Company's Series D-1 redeemable convertible preferred stock (Series D-1 Preferred Stock). Each warrant was immediately exercisable. The warrants to purchase Series A and Series B Preferred Stock expire seven years from the original date of issuance, while the warrants to purchase Series C-1 and Series D-1 Preferred Stock expire ten years from the original date of issuance. The warrants to purchase shares of the Company's preferred stock have an exercise price equal to the original issuance price of the underlying instrument. Each warrant is exercisable on either a physical settlement or net share settlement basis and the redemption provisions are outside the control of the Company. Upon the conversion of the Series A Preferred Stock and/or Series B Preferred Stock and/or Series C-1 Preferred Stock and/or Series D-1 Preferred Stock into shares of common stock, the associated warrants to purchase shares of the Company's preferred stock are will become exercisable for shares of common stock.

        The Company follows the provisions of ASC Topic 480, Issuer's Accounting for Freestanding Warrants and Other Similar Instruments on Shares that Are Redeemable, which requires that warrants to purchase redeemable preferred stock be classified as liabilities. In addition, the value of the warrants is remeasured to the then-current fair value at each reporting date. Changes in fair value are recorded to other income (expense), net. For the years ended December 31, 2011 and 2012, the Company remeasured the fair value of all of its outstanding warrants to purchase shares of the Company's preferred stock, using current assumptions, resulting in an increase in fair value of $0.1 million and $0.4 million, respectively, which was recorded in other expense net in the accompanying statements of operations and comprehensive income (loss). The Company will continue to re-measure the fair value of the liability associated with the warrants to purchase shares of Series B Preferred Stock, Series C-1 Preferred Stock, and Series D-1 Preferred Stock at the end of each reporting period until the earlier of the exercise or expiration of the applicable warrants or until such time that the underlying preferred stock is reclassified to permanent equity.

        In December 2012, the Company modified the warrant to purchase 106,500 shares of Series A Preferred Stock and extended the expiration date from December 21, 2012 to February 28, 2013. On February 6, 2013, the holder of the warrant exercised the warrant on a net basis, resulting in the issuance of 46,668 shares of Series A Preferred Stock. Upon exercise, the Company re-measured the fair value of the warrant and recorded the resulting increase in fair value of $0.1 million as other expense in the accompanying statement of operations and comprehensive income.

        In connection with the Series E redeemable convertible preferred stock (Series E Preferred Stock) financing transactions that took place in June 2010 and July 2010, the Company issued warrants to purchase up to 871,580 shares of common stock. Each warrant was immediately exercisable and expires ten years from the original date of issuance. The warrants to purchase shares of the Company's common stock have an exercise price equal to the estimated fair value of the underlying instrument as of the initial date such warrants were issued. Each warrant is exercisable on either a physical settlement or net share settlement basis from the date of issuance. The warrant agreement contains a provision requiring an adjustment to the number of shares in the event the Company issues common stock, or securities convertible into or exercisable for common stock, at a price per share lower than the warrant exercise price. The Company concluded the anti-dilution feature required the warrants to be classified as liabilities under ASC Topic 815, Derivatives and Hedging—Contracts in Entity's Own Equity (ASC 815). The warrants are measured at fair value, with changes in fair value recognized as a gain or loss to other income (expense) in the statements of operations and comprehensive income (loss) for each reporting period thereafter. The fair value of the common stock warrants were recorded as a discount to the preferred stock issued of $3.0 million, and the preferred stock is being accreted to the redemption value. On December 31, 2011 and 2012, the Company remeasured the fair value of the outstanding warrants, using current assumptions, resulting in an increase in fair value of $0.3 million and $1.9 million, respectively, which was recorded in other expense in the accompanying statements of operations and comprehensive income (loss) for the years ended December 31, 2011 and 2012. The Company will continue to re-measure the fair value of the liability associated with the warrants to purchase common stock at the end of each reporting period until the earlier of the exercise or the expiration of the applicable warrants. On March 31, 2013, the Company retired 13,994 warrants to purchase common stock as a consequence of a repurchase of shares from an investor. All remaining outstanding warrants were fully vested and exercisable as of December 31, 2011 and 2012.

        In connection with various financing transactions that were consummated in periods prior to December 31, 2011, the Company issued warrants to purchase up to 12,634 shares of common stock. The awards of warrants to purchase shares of common stock are accounted for as equity instruments. The warrants are exercisable at any time through their respective expiration dates. The fair value at issuance was calculated using the Black-Scholes option-pricing model, and was charged to interest expense during the periods the related debt was outstanding.

        The Company issued warrants to purchase up to 41,388 shares of common stock in periods prior to December 31, 2011 in exchange for consulting services provided by a third party pursuant to stand-alone award agreements that are independent of an equity incentive plan. The warrants vested upon achievement of four milestones and were outstanding for approximately seven years from the date of issuance. During the year ended December 31, 2011, the holder exercised 41,388 warrants to purchase common stock on a net basis resulting in the issuance of 37,249 shares of common stock. There were no exercises, cancellations, or expirations of warrants during the year ended December 31, 2012.

  Fair Value

        The fair value of the warrants to purchase preferred stock on the date of issuance and on each re-measurement date for those warrants to purchase preferred stock classified as liabilities, is estimated using the Black-Scholes option pricing model. This method of valuation involves using inputs such as the fair value of the Company's various classes of preferred stock and common stock, stock price volatility, contractual term of the warrants, risk free interest rates, and dividend yields. The fair value of the warrants to purchase common stock on the date of issuance and on each re-measurement date for those warrants to purchase common stock are classified as liabilities and are estimated using the Monte Carlo simulation framework, which incorporated three future financing events over the remaining life of the warrants to purchase common stock. Due to the nature of these inputs and the valuation techniques utilized, the valuation of the warrants to purchase preferred stock and common stock are considered a Level 3 measurement (Note 2).

        The fair value of each warrant to purchase shares of the Company's Series A Preferred Stock was estimated using the Black-Scholes option pricing model with the following assumptions:

	Year Ended December 31,
	2011	2012(1)
Fair value of underlying instrument	$6.76	$9.24
Expected volatility	66.0%	69.1%
Expected term (in years)	1.16	0.16
Risk-free interest rate	0.12%	0.04%
Expected dividend yield	—%	—%
(1)
During December 2012, the expiration date of the warrant to purchase Series A Preferred Stock was extended from December 21, 2012 to February 28, 2013. The warrant to purchase Series A Preferred Stock was exercised during the three months ended March 31, 2013.

        The fair value of each warrant to purchase shares of the Company's Series B Preferred Stock was estimated using the Black-Scholes option pricing model with the following assumptions:

	Year Ended December 31,
	2011	2012
Fair value of underlying instrument	$7.56	$9.96
Expected volatility	66.0%	69.1%
Expected term (in years)	1.98	0.97
Risk-free interest rate	0.25%	0.16%
Expected dividend yield	—%	—%

        The fair value of each warrant to purchase shares of the Company's Series C-1 Preferred Stock was estimated using the Black-Scholes option pricing model with the following assumptions:

	Year Ended December 31,
	2011	2012
Fair value of underlying instrument	$8.84	$11.04
Expected volatility	66.0%	69.1%
Expected term (in years)	7.46	6.46
Risk-free interest rate	1.35%	0.95%
Expected dividend yield	—%	—%

        The fair value of each warrant to purchase shares of the Company's Series D-1 Preferred Stock was estimated using the Black-Scholes option pricing model with the following assumptions:

	Year Ended December 31,
	2011	2012
Fair value of underlying instrument	$8.84	$10.52
Expected volatility	66.0%	69.1%
Expected term (in years)	8.22	7.22
Risk-free interest rate	1.62%	1.18%
Expected dividend yield	—%	—%

  Fair Value of Underlying Instrument

        The Company estimated the fair value of its shares of Series A Preferred Stock, Series B-1 Preferred Stock, Series C-1 Preferred Stock and Series D-1 Preferred Stock as of December 31, 2011 and 2012 using the PWERM.

  Expected Volatility

        The Company estimated the expected volatility based on actual historical volatility of the stock price of similar companies with publicly-traded equity securities. The Company calculated the historical volatility of the selected companies by using daily closing prices over a period of the expected term of the associated award. The companies were selected based on their enterprise value, risk profiles, position within the industry, and with historical share price information sufficient to meet the expected term of the associated award. A decrease in the selected volatility would decrease the fair value of the underlying instrument.

  Expected Term

        The Company based the expected term on the actual remaining contractual term of each respective warrant. A decrease in the expected term would decrease the fair value of the underlying instrument.

  Risk-Free Interest Rate

        The Company estimated the risk-free interest rate in reference to the yield on U.S. Treasury securities with a maturity date commensurate with the expected term of the associated award. A decrease in the selected risk-free rate would decrease the fair value of the underlying instrument.

  Expected Dividend Yield

        The Company estimated the expected dividend yield based on consideration of its historical dividend experience and future dividend expectations. The Company has not historically declared or paid dividends to stockholders. Moreover, it does not intend to pay dividends in the future, but instead expects to retain any earnings to invest in the continued growth of the business. Accordingly, the Company assumed an expected dividend yield of 0.0%.